RELATED PARTY TRANSACTIONS (Details Textual) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Related Party Transaction, Selling, General and Administrative Expenses from Transactions with Related Party	$ 396	$ 357
Due from Related Parties	$ 118	$ 0